                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3848
                                   ------------


                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    8/31
                         --------------

                             PORTFOLIO HOLDINGS
                                    FOR
                      RIVERSOURCE HIGH YIELD BOND FUND
                              AT AUG. 31, 2006

INVESTMENTS IN SECURITIES

AUG. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (88.9%)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

AEROSPACE & DEFENSE (2.7%)
Communications & Power Inds
   Sr Sub Nts
     02-01-12             8.00%         $8,935,000                 $9,002,013
CPI Intl
   Sr Nts
     02-01-15            11.30           9,095,000(o)               9,367,850
DRS Technologies
     02-01-16             6.63           5,315,000                  5,168,838
     02-01-18             7.63           4,020,000                  4,020,000
DRS Technologies
   Sr Sub Nts
     11-01-13             6.88           6,125,000                  5,941,250
L-3 Communications
     06-15-12             7.63           6,955,000                  7,094,100
     07-15-13             6.13           1,035,000                    996,188
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38          11,100,000                 10,683,749
TransDigm
   Sr Sub Nts
     07-15-14             7.75           1,390,000(d)               1,379,575
                                                               ---------------
Total                                                              53,653,563
------------------------------------------------------------------------------

AUTOMOTIVE (4.1%)
Ford Motor Credit
     06-16-08             6.63          19,305,000                 18,984,402
Ford Motor Credit
   Sr Nts
     08-10-11             9.88           9,016,000                  9,386,648
GMAC
     04-15-16             7.70          14,715,000                 12,507,750
GMAC LLC
     09-15-11             6.88          26,010,000                 25,616,702
Insurance Auto Auctions
     04-01-13            11.00          14,695,000                 14,621,525
                                                               ---------------
Total                                                              81,117,027
------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

BROKERAGE (0.9%)
LaBranche & Co
   Sr Nts
     05-15-09             9.50%           $670,000                   $698,475
     05-15-12            11.00          16,080,000                 17,245,800
                                                               ---------------
Total                                                              17,944,275
------------------------------------------------------------------------------

BUILDING MATERIALS (2.0%)
Ainsworth Lumber
     10-01-12             7.25           4,599,000(c)               3,380,265
Gibraltar Inds
   Sr Sub Nts
     12-01-15             8.25           6,705,000(d,o)             6,596,044
Interline Brands
   Sr Sub Nts
     06-15-14             8.13           5,590,000                  5,631,925
Norcraft Companies LP/Finance
   Sr Sub Nts
     11-01-11             9.00           5,780,000                  5,808,900
Norcraft Holdings LP/Capital
   Sr Disc Nts (Zero coupon through 09-01-08,
   thereafter 9.75%)
     09-01-12             9.98          14,185,000(m)              11,489,850
Nortek
   Sr Sub Nts
     09-01-14             8.50           4,145,000                  3,854,850
Ply Gem Inds
   Sr Sub Nts
     02-15-12             9.00           2,630,000                  2,130,300
                                                               ---------------
Total                                                              38,892,134
------------------------------------------------------------------------------

CHEMICALS (4.7%)
Chemtura
     06-01-16             6.88           4,210,000                  4,073,175
Crystal US Holdings 3 LLC/Sub3
 Sr Disc Nts Series B
 (Zero coupon through 10-01-09,
 thereafter 10.50%)
     10-01-14             9.75          10,321,000(m)               8,230,998

BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE            AMOUNT

CHEMICALS (CONT.)
Georgia Gulf
   Sr Nts
     12-15-13             7.13%        $15,320,000                $14,477,400
Hexion US Finance/Nova Scotia Finance
   Secured
     07-15-14             9.00           9,420,000                  9,467,100
INEOS Group Holdings
     02-15-16             8.50          12,095,000(c,d)            11,490,250
INVISTA
     05-01-12             9.25          24,170,000(d)              25,378,499
NALCO
   Sr Nts
     11-15-11             7.75           3,980,000                  4,049,650
NALCO
   Sr Sub Nts
     11-15-13             8.88           6,155,000                  6,339,650
PQ
     02-15-13             7.50           9,135,000                  8,746,763
                                                               ---------------
Total                                                              92,253,485
------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Case New Holland
     03-01-14             7.13          10,375,000                 10,245,313
United Rentals North America
   Sr Sub Nts
     02-15-14             7.00           7,770,000                  7,128,975
                                                               ---------------
Total                                                              17,374,288
------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.4%)
AAC Group Holding
   Sr Disc Nts
   (Zero coupon through 10-01-08,
   thereafter 10.25%)
     10-01-12            10.07           7,165,000(m)               5,749,913
Sealy Mattress
   Sr Sub Nts
     06-15-14             8.25          12,410,000                 12,534,099


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

CONSUMER PRODUCTS (CONT.)
Spectrum Brands
   Sr Sub Nts
     10-01-13             8.50%        $13,960,000                $11,604,250
Visant Holding
   Sr Disc Nts (Zero coupon through 12-01-08,
   thereafter 10.25%)
     12-01-13            10.25           6,815,000(m)               5,503,113
Visant Holding
   Sr Nts
     12-01-13             8.75          11,415,000(d)              11,186,700
                                                               ---------------
Total                                                              46,578,075
------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.1%)
ALH Finance LLC
   Sr Sub Nts
     01-15-13             8.50           2,246,000                  2,195,465
Covalence Specialty Materials
   Sr Sub Nts
     03-01-16            10.25           5,840,000(d)               5,621,000
RBS Global & Rexnord
     08-01-14             9.50           5,174,000(d)               5,212,805
TriMas
     06-15-12             9.88           8,485,000                  8,039,538
                                                               ---------------
Total                                                              21,068,808
------------------------------------------------------------------------------

ELECTRIC (3.6%)
Dynegy Holdings
     05-15-18             7.13           8,125,000                  7,170,313
Dynegy Holdings
   Sr Unsecured
     05-01-16             8.38          11,650,000(d)              11,475,250
Edison Mission Energy
   Sr Nts
     06-15-16             7.75          14,325,000(d)              14,324,999
Midwest Generation LLC
   Series B
     01-02-16             8.56           6,693,428                  7,111,767
Mirant Americas Generation LLC
   Sr Nts
     05-01-11             8.30           6,935,000                  6,935,000
Mirant North America LLC
     12-31-13             7.38           8,905,000                  8,815,950
NRG Energy
     02-01-14             7.25           8,455,000                  8,349,313
     02-01-16             7.38           4,640,000                  4,570,400
Reliant Energy
   Secured
     12-15-14             6.75           2,915,000                  2,754,675
                                                               ---------------
Total                                                              71,507,667
------------------------------------------------------------------------------

ENTERTAINMENT (1.5%)
AMC Entertainment
     02-01-16            11.00          12,420,000                 13,491,224
United Artists Theatre Circuit
     07-01-15             9.30           7,813,610(l)               8,126,154
     07-01-15             9.30           2,506,359(l)               2,606,614
Universal City Florida Holdings I/II
   Sr Nts
     05-01-10            10.24           6,205,000(o)               6,344,613
                                                               ---------------
Total                                                              30,568,605
------------------------------------------------------------------------------


BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

ENVIRONMENTAL (1.4%)
Allied Waste North America
   Secured
     05-15-16             7.13%         $5,220,000(d)              $5,076,450
Allied Waste North America
   Sr Nts
     04-15-13             7.88           3,080,000                  3,118,500
Clean Harbors
     07-15-12            11.25           6,435,000                  7,239,375
Waste Services
   Sr Sub Nts
     04-15-14             9.50           6,938,000                  7,076,760
WCA Waste
   Sr Nts
     06-15-14             9.25           5,510,000(d)               5,633,975
                                                               ---------------
Total                                                              28,145,060
------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.6%)
ASG Consolidated LLC/Finance
   Sr Disc Nts (Zero coupon through 11-01-08,
   thereafter 11.50%)
     11-01-11            11.35          19,195,000(m)              16,651,662
Constellation Brands
     09-01-16             7.25           6,305,000                  6,336,525
Cott Beverages USA
     12-15-11             8.00          15,225,000                 15,415,313
Pinnacle Foods Group
   Sr Sub Nts
     12-01-13             8.25          12,385,000                 12,168,263
                                                               ---------------
Total                                                              50,571,763
------------------------------------------------------------------------------

GAMING (4.6%)
Boyd Gaming
   Sr Sub Nts
     04-15-14             6.75          13,880,000                 13,081,900
     02-01-16             7.13           1,356,000                  1,289,895
CCM Merger
     08-01-13             8.00           2,096,000(d)               2,006,920
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
     03-01-12            10.13           4,875,000                  5,118,750
Majestic Star Casino LLC/Capital
     10-15-10             9.50           6,230,000                  6,409,113
MGM MIRAGE
   Sr Nts
     02-27-14             5.88          24,510,000                 22,304,099
Mohegan Tribal Gaming Authority
   Sr Nts
     02-15-13             6.13           7,865,000                  7,501,244
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38          10,250,000(d)              10,839,375
Tunica-Biloxi Gaming Authority
   Sr Unsecured
     11-15-15             9.00          10,420,000(d)              10,706,550
Wheeling Island Gaming
     12-15-09            10.13           1,210,000                  1,243,275
Wynn Las Vegas LLC/Capital
   1st Mtge
     12-01-14             6.63           9,960,000                  9,511,800
                                                               ---------------
Total                                                              90,012,921
------------------------------------------------------------------------------


BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

GAS PIPELINES (3.0%)
ANR Pipeline
     03-15-10             8.88%         $2,705,000                 $2,837,672
Colorado Interstate Gas
   Sr Nts
     03-15-15             5.95           8,560,000                  8,052,204
     11-15-15             6.80           3,825,000                  3,790,827
Southern Natural Gas
     03-15-10             8.88           9,055,000                  9,499,121
Southern Star Central
     03-01-16             6.75           7,040,000(d)               6,908,000
Williams Companies
   Sr Nts
     07-15-19             7.63          27,180,000                 27,587,700
                                                               ---------------
Total                                                              58,675,524
------------------------------------------------------------------------------

HEALTH CARE (8.6%)
Community Health Systems
   Sr Sub Nts
     12-15-12             6.50           9,800,000                  9,163,000
DaVita
     03-15-15             7.25          15,425,000                 15,116,500
HCA
     02-15-16             6.50          10,340,000                  8,142,750
HealthSouth
   Sr Nts
     06-15-16            10.75          10,810,000(d)              11,053,225
IASIS Healthcare LLC/Capital
   Sr Sub Nts
     06-15-14             8.75          13,644,000                 12,995,910
LifeCare Holdings
   Sr Sub Nts
     08-15-13             9.25           8,855,000                  6,641,250
MedCath Holdings
   Sr Nts
     07-15-12             9.88          14,565,000                 15,438,900
Omnicare
   Sr Sub Nts
     12-15-13             6.75           6,525,000                  6,264,000
     12-15-15             6.88           7,980,000                  7,630,875
Select Medical
     02-01-15             7.63          18,140,000                 15,691,099
     09-15-15            10.82          10,557,000(d,o)             9,712,440
Triad Hospitals
   Sr Nts
     05-15-12             7.00          13,310,000                 13,077,075
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00           7,185,000                  6,861,675
US Oncology
     08-15-14            10.75           3,710,000                  4,034,625
US Oncology
   Sr Nts
     03-15-15            10.32          10,725,000(o)              10,885,875
Vanguard Health Holding I LLC
   Sr Disc Nts (Zero coupon through 10-01-09,
   thereafter 11.25%)
     10-01-15            11.07           8,015,000(m)               5,770,800
Vanguard Health Holding II LLC
   Sr Sub Nts
     10-01-14             9.00          11,921,000                 11,563,370
                                                               ---------------
Total                                                             170,043,369
------------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


BONDS (CONTINUED)
ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

HOME CONSTRUCTION (1.4%)
K Hovnanian Enterprises
     05-15-16             7.50%         $3,355,000                 $3,086,600
Meritage Homes
     03-15-15             6.25           9,905,000                  8,394,487
Standard-Pacific
   Sr Nts
     08-15-15             7.00           9,155,000(h)               8,033,513
Stanley-Martin Communities LLC
     08-15-15             9.75           4,004,000                  3,123,120
William Lyon Homes
   Sr Nts
     02-15-14             7.50           6,250,000                  4,984,375
                                                               ---------------
Total                                                              27,622,095
------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.6%)
Chesapeake Energy
   Sr Nts
     08-15-14             7.00           6,722,000                  6,654,780
Compton Petroleum Finance
     12-01-13             7.63          12,745,000(c)              12,426,374
Encore Acquisition
     12-01-17             7.25           4,585,000                  4,481,838
Encore Acquisition
   Sr Sub Nts
     04-15-14             6.25           2,005,000                  1,884,700
     07-15-15             6.00           9,000,000                  8,347,500
EXCO Resources
     01-15-11             7.25          17,228,000                 16,754,229
Hilcorp Energy I LP/Finance
   Sr Nts
     11-01-15             7.75           8,940,000(d)               8,783,550
     06-01-16             9.00           8,385,000(d)               8,699,438
Petrohawk Energy
     07-15-13             9.13          12,625,000(d)              12,845,937
Pioneer Natural Resources
     05-01-18             6.88           9,015,000                  8,901,411
Pioneer Natural Resources
   Sr Nts
     07-15-16             5.88          10,175,000                  9,491,291
Range Resources
     05-15-16             7.50           2,450,000                  2,468,375
Stone Energy
   Sr Nts
     07-15-10             8.24           8,095,000(d,o)             8,014,050
                                                               ---------------
Total                                                             109,753,473
------------------------------------------------------------------------------

INTEGRATED ENERGY (0.2%)
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50           3,225,000                  3,257,250
------------------------------------------------------------------------------

MEDIA CABLE (4.6%)
CCH I LLC
   Secured
     10-01-15            11.00           3,339,000                  2,963,363
CCO Holdings LLC/Capital
   Sr Nts
     12-15-10             9.45           7,035,000(o)               7,210,875
     11-15-13             8.75           5,940,000                  5,940,000
Charter Communications Operating LLC/Capital
   Sr Nts
     04-30-12             8.00           8,885,000(d)               8,907,213

BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

MEDIA CABLE (CONT.)
CSC Holdings
   Sr Nts
     04-15-12             7.25%        $13,750,000(d)             $13,509,375
DIRECTV Holdings LLC/Finance
     06-15-15             6.38           7,500,000                  7,012,500
Echostar DBS
     10-01-14             6.63           6,565,000                  6,310,606
     02-01-16             7.13           8,840,000(d)               8,574,800
Echostar DBS
   Sr Nts
     10-01-11             6.38           2,815,000                  2,741,106
NTL Cable
     04-15-14             8.75             485,000(c)                 503,188
NTL Cable
   Sr Nts
     08-15-16             9.13           4,785,000(c)               4,940,513
Quebecor Media
   Sr Nts
     03-15-16             7.75           7,420,000(c)               7,345,800
Videotron Ltee
     01-15-14             6.88          14,860,000(c)              14,581,374
                                                               ---------------
Total                                                              90,540,713
------------------------------------------------------------------------------

MEDIA NON CABLE (8.7%)
CMP Susquehanna
   Sr Sub Nts
     05-15-14             9.88           1,237,000(d)               1,153,503
Emmis Operating
   Sr Sub Nts
     05-15-12             6.88          11,785,000                 11,431,450
Entercom Radio LLC/Capital
     03-01-14             7.63           3,255,000                  3,157,350
Intelsat Bermuda
     06-15-16             9.25           3,635,000(c,d)             3,780,400
Intelsat Bermuda
   Sr Nts
     06-15-13            11.64           5,540,000(c,d,o)           5,747,750
     06-15-16            11.25           4,120,000(c,d)             4,269,350
Lamar Media
     01-01-13             7.25           5,733,000                  5,690,003
     08-15-15             6.63           8,667,000                  8,125,313
Lamar Media
   Sr Sub Nts
     08-15-15             6.63           6,030,000(d)               5,653,125
Liberty Media
   Sr Nts
     05-15-13             5.70          17,545,000                 16,482,369
LIN TV
   Series B
     05-15-13             6.50           8,430,000                  7,776,675
MediaNews Group
   Sr Sub Nts
     10-01-13             6.88           1,626,000                  1,487,790
     04-01-14             6.38           6,200,000                  5,487,000
Nielsen Finance LLC
   Sr Disc Nts (Zero coupon through 08-01-11,
   thereafter 12.50%)
     08-01-16            11.99           4,360,000(d,m)             2,496,100
Nielsen Finance LLC
   Sr Nts
     08-01-14            10.00           9,380,000(d)               9,602,775

BONDS (CONTINUED)
ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

MEDIA NON CABLE (CONT.)
Radio One
     02-15-13             6.38%         $8,450,000                 $7,647,250
Rainbow Natl Services LLC
   Sr Nts
     09-01-12             8.75          14,320,000(d)              15,107,599
Rainbow Natl Services LLC
   Sr Sub Deb
     09-01-14            10.38           6,175,000(d)               6,877,406
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88           2,420,000                  2,171,950
RH Donnelley
   Sr Disc Nts Series A-2
     01-15-13             6.88          22,730,000                 20,400,174
RH Donnelley
   Sr Nts
     01-15-13             6.88          16,975,000                 15,235,062
Sinclair Broadcast Group
     03-15-12             8.00           4,045,000                  4,095,563
Sun Media
     02-15-13             7.63           8,125,000(c)               8,246,875
                                                               ---------------
Total                                                             172,122,832
------------------------------------------------------------------------------

METALS (0.1%)
Indalex Holding
   Secured
     02-01-14            11.50           1,907,000(d)               2,030,955
------------------------------------------------------------------------------

OIL FIELD SERVICES (1.1%)
Chaparral Energy
     12-01-15             8.50           3,052,000                  3,074,890
Chart Inds
   Sr Sub Nts
     10-15-15             9.13           9,185,000(d)               9,598,325
Quicksilver Resources
     04-01-16             7.13           9,850,000                  9,406,750
                                                               ---------------
Total                                                              22,079,965
------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.3%)
Cardtronics
   Sr Sub Nts
     08-15-13             9.50          13,730,000(d)              13,867,300
Triad Acquisition
   Sr Unsecured
   Series B
     05-01-13            11.13          12,705,000                 12,133,275
                                                               ---------------
Total                                                              26,000,575
------------------------------------------------------------------------------

PACKAGING (0.8%)
Owens-Brockway Glass Container
     05-15-13             8.25           9,975,000                 10,099,688
Plastipak Holdings
   Sr Nts
     12-15-15             8.50           4,760,000(d)               4,736,200
                                                               ---------------
Total                                                              14,835,888
------------------------------------------------------------------------------

PAPER (4.3%)
Boise Cascade LLC
     10-15-14             7.13          16,010,000                 14,889,300
Cascades
   Sr Nts
     02-15-13             7.25           6,660,000(c)               6,293,700


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

PAPER (CONT.)
Crown Americas LLC /Capital
   Sr Nts
     11-15-15             7.75%        $15,325,000                $15,401,625
Georgia-Pacific
     06-15-15             7.70          10,116,000                 10,027,485
Jefferson Smurfit US
     10-01-12             8.25           5,280,000                  5,002,800
     06-01-13             7.50           8,720,000                  7,978,800
NewPage
   Secured
     05-01-12            10.00          11,577,000                 11,953,253
NewPage
   Sr Sub Nts
     05-01-13            12.00           2,910,000                  3,004,575
Smurfit Kappa Funding
   Sr Nts
     10-01-12             9.63           9,780,000(c)              10,207,875
Smurfit-Stone Container Enterprises
   Sr Nts
     02-01-11             9.75             472,000                    484,980
                                                               ---------------
Total                                                              85,244,393
------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
CDRV Investors
   Sr Disc Nts (Zero coupon through 01-01-10,
   thereafter 9.63%)
     01-01-15            10.02           8,810,000(m)               6,343,200
Warner Chilcott
     02-01-15             8.75          13,593,000                 13,593,000
                                                               ---------------
Total                                                              19,936,200
------------------------------------------------------------------------------

RETAILERS (3.5%)
AutoNation
     04-15-14             7.00           6,440,000(d)               6,351,450
Blockbuster
   Sr Sub Nts
     09-01-12             9.00          11,790,000                 10,905,750
General Nutrition Centers
     01-15-11             8.63           2,475,000                  2,475,000
General Nutrition Centers
   Sr Sub Nts
     12-01-10             8.50           6,300,000                  6,016,500
NBTY
   Sr Sub Nts
     10-01-15             7.13           5,373,000                  5,104,350
Neiman Marcus Group
     10-15-15            10.38           7,395,000                  7,912,650
Toys "R" Us
     04-15-13             7.88          17,055,000                 13,473,450
     10-15-18             7.38           4,470,000                  3,129,000
United Auto Group
     03-15-12             9.63          13,310,000                 14,008,775
                                                               ---------------
Total                                                              69,376,925
------------------------------------------------------------------------------

TECHNOLOGY (0.8%)
Nortel Networks
     07-15-13            10.13           3,425,000(c,d)             3,476,375
SS&C Technologies
     12-01-13            11.75           3,215,000(d)               3,359,675
SunGard Data Systems
     08-15-13             9.13           9,035,000                  9,328,638
                                                               ---------------
Total                                                              16,164,688
------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

TOBACCO (0.6%)
Reynolds American
   Secured
     06-01-16             7.63%        $10,855,000(d)             $11,325,629
------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.1%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14             7.63           6,690,000(d)               6,355,500
     05-15-16             7.75           4,915,000(d)               4,647,624
Hertz
   Sr Sub Nts
     01-01-16            10.50           5,848,000(d)               6,301,220
Quality Distribution LLC/Capital
     01-15-12            10.01           4,239,000(o)               4,291,988
                                                               ---------------
Total                                                              21,596,332
------------------------------------------------------------------------------

WIRELESS (4.4%)
American Tower
   Sr Nts
     10-15-12             7.13          14,405,000                 14,585,063
Centennial Communications
   Sr Nts
     01-01-13            10.00           7,655,000                  7,635,863
     01-01-13            11.26           3,910,000(o)               4,037,075
Centennial Communications/Cellular Operating LLC
   Sr Nts
     02-01-14             8.13           4,330,000                  4,210,925
Dobson Cellular Systems
   Secured
     11-01-12             9.88           7,505,000                  8,011,588
Nextel Communications
   Sr Nts Series D
     08-01-15             7.38          10,000,000                 10,289,380
Rogers Wireless
   Secured
     12-15-10             8.45           2,465,000(c,o)             2,529,706
     12-15-12             7.25           2,685,000(c)               2,768,906
Rogers Wireless
   Sr Sub Nts
     12-15-12             8.00          12,915,000(c)              13,496,175
Windstream
   Sr Nts
     08-01-16             8.63          18,875,000(d)              19,960,312
                                                               ---------------
Total                                                              87,524,993
------------------------------------------------------------------------------

WIRELINES (5.3%)
Cincinnati Bell
     02-15-15             7.00           2,028,000                  1,977,300
Cincinnati Bell
   Sr Sub Nts
     01-15-14             8.38           3,645,000                  3,658,669
Citizens Communications
   Sr Nts
     01-15-13             6.25          11,789,000                 11,391,121
Embarq
     06-01-16             7.08          26,275,000                 26,809,380
GCI
   Sr Nts
     02-15-14             7.25          12,370,000                 11,890,663
Level 3 Communications
   Sr Nts
     03-01-10            11.50           1,240,000(d)               1,236,900

BONDS (CONTINUED)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

WIRELINES (CONT.)
Level 3 Financing
     10-15-11            10.75%         $6,175,000                 $6,429,719
Level 3 Financing
   Sr Nts
     03-15-13            12.25           4,775,000(d)               5,210,719
Qwest Communications Intl
     02-15-14             7.50           3,000,000                  2,973,750
Qwest
   Sr Nts
     10-01-14             7.50           2,720,000(d)               2,771,000
     06-15-15             7.63          13,460,000                 13,813,325
Valor Telecommunications
  Enterprises LLC/Finance
     02-15-15             7.75          15,885,000                 16,758,674
                                                               ---------------
Total                                                             104,921,220
------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,761,701,253)                                         $1,752,740,690
------------------------------------------------------------------------------

SENIOR LOANS (3.1%)(j)

ISSUER                   COUPON         PRINCIPAL                   VALUE(a)
                          RATE           AMOUNT

ELECTRIC (0.6%)
NRG Energy
   Tranche B Term Loan
     02-01-13             7.33%        $11,799,375                $11,847,634
------------------------------------------------------------------------------

ENTERTAINMENT (0.3%)
Hit Entertainment
   Tranche C Term Loan
     02-24-12            10.95           5,000,000                  5,021,900
------------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
   Tranche AW Term Loan
     01-15-12        7.20-7.27           6,000,000(f)               5,981,640
------------------------------------------------------------------------------

PAPER (0.4%)
Georgia Pacific
   2nd Lien Term Loan
     12-23-13             8.30           8,600,000                  8,671,122
------------------------------------------------------------------------------

RETAILERS (0.5%)
Toys "R" Us
   Tranche B Term Loan
     07-19-12             9.64          10,500,000                 10,714,410
------------------------------------------------------------------------------

WIRELINES (1.0%)
Qwest
   Tranche B Term Loan
     06-30-10             6.95          19,045,000                 19,111,658
------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $60,786,725)                                               $61,348,364
------------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006


COMMON STOCKS (0.1%)

ISSUER                                      SHARES                   VALUE(a)
Arena Brands                               111,111(b,l)            $1,888,887
Link Energy LLC Unit                     1,646,684(b,k)                32,934
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                $1,921,821
------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.8%)

ISSUER                                      SHARES                   VALUE(a)
GNC
12.00% Pay-in-kind Series A                  4,590(g)              $5,049,000
Varde Fund V LP                         25,000,000(e,l)             9,387,500
Wayland Investment LLC                  26,000,000(e,l)             1,740,353
------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $14,085,659)                                               $16,176,853
------------------------------------------------------------------------------

SHORT-TERM SECURITIES (5.4%)(i)

ISSUER                 EFFECTIVE           AMOUNT                   VALUE(a)
                         YIELD           PAYABLE AT
                                          MATURITY

COMMERCIAL PAPER
Deer Valley Funding LLC
     09-26-06             5.30%        $20,000,000                $19,923,733
Ebury Finance LLC
     09-01-06             5.30          36,500,000                 36,494,627
Nieuw Amsterdam
     09-25-06             5.28          25,000,000(n)              24,908,680
Solitaire Funding LLC
     09-18-06             5.27          25,000,000(n)              24,934,250
------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $106,276,903)                                             $106,261,290
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,961,815,763)(p)                                      $1,938,449,018
==============================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated May 31, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Aug. 31, 2006, the value of foreign securities represented 5.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $379,853,612 or 19.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,008,217.

(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(h)  At Aug. 31, 2006, security was partially or fully on loan.

(i) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 5.3% of net assets is the Fund's cash equivalent position.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Aug. 31, 2006 are as follows:

     ISSUER                   BEGINNING        PURCHASE     SALES        ENDING       DIVIDEND    VALUE(a)
                                 COST            COST        COST         COST         INCOME
     Link Energy LLC Unit    $13,076,335         $--         $--       $13,076,335      $--       $32,934

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Aug. 31, 2006, is as follows:

     SECURITY                                         ACQUISITION DATES                      COST
     ---------------------------------------------------------------------------------------------
     Arena Brands
       Common                                             09-03-92                     $5,888,888
     United Artists Theatre Circuit
       9.30% 2015                                  12-08-95 thru 04-03-02               7,522,934
       9.30% 2015                                         12-06-01                      1,978,970
     Varde Fund V LP                               04-27-00 thru 06-19-00                      --*
     Wayland Investment LLC                               05-19-00                      9,320,059
     ---------------------------------------------------------------------------------------------

     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

--------------------------------------------------------------------------------
5   RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

(m) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(n) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2006, the value of these securities amounted to $49,842,930 or 2.5% of net assets.

(o) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(p) At Aug. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,961,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                     $ 35,799,000
    Unrealized depreciation                                      (59,166,000)
    --------------------------------------------------------------------------
    Net unrealized depreciation                                 $(23,367,000)
    --------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling
      1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2006

                                                             S-6370-80 F (10/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE HIGH YIELD INCOME SERIES, INC.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By                        /s/ William F. Truscott
                          -----------------------
                              William F. Truscott
                              President and Principal Executive Officer

Date                          October 27, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 27, 2006